Credit Risk	12 Months Ended
Dec. 31, 2022
Risks And Uncertainties [Abstract]
Credit Risk

NOTE 24. CREDIT RISK

Dominion Energy

As a diversified energy company, Dominion Energy transacts primarily with major companies in the energy industry and with commercial and residential energy consumers. These transactions principally occur in the Northeast, mid-Atlantic, Midwest and Rocky Mountain and Southeast regions of the U.S. Dominion Energy does not believe that this geographic concentration contributes significantly to its overall exposure to credit risk. In addition, as a result of its large and diverse customer base, Dominion Energy is not exposed to a significant concentration of credit risk for receivables arising from electric and gas utility operations.

Dominion Energy’s exposure to credit risk is concentrated primarily within its energy marketing and price risk management activities, as Dominion Energy transacts with a smaller, less diverse group of counterparties and transactions may involve large notional volumes and potentially volatile commodity prices. Energy marketing and price risk management activities include marketing of nonregulated generation output, structured transactions and the use of financial contracts for enterprise-wide hedging purposes. Gross credit exposure for each counterparty is calculated as outstanding receivables plus any unrealized on- or off-balance sheet exposure, taking into account contractual netting rights. Gross credit exposure is calculated prior to the application of any collateral. At December 31, 2022, Dominion Energy’s credit exposure totaled $281 million. Of this amount, investment grade counterparties, including those internally rated, represented 89%, and no single counterparty, whether investment grade or non-investment grade, exceeded $77 million of exposure.

Virginia Power

Virginia Power sells electricity and provides distribution and transmission services to customers in Virginia and northeastern North Carolina. Management believes that this geographic concentration risk is mitigated by the diversity of Virginia Power’s customer base, which includes residential, commercial and industrial customers, as well as rural electric cooperatives and municipalities. Credit risk associated with trade accounts receivable from energy consumers is limited due to the large number of customers. Virginia Power’s exposure to potential concentrations of credit risk results primarily from sales to wholesale customers. Virginia Power’s gross credit exposure for each counterparty is calculated as outstanding receivables plus any unrealized on- or off-balance sheet exposure, taking into account contractual netting rights. Gross credit exposure is calculated prior to the application of collateral. At December 31, 2022, Virginia Power’s credit exposure totaled $25 million. Of this amount, investment grade counterparties, including those internally rated, represented 76%, and no single counterparty exceeded $8 million of exposure.

Credit-Related Contingent Provisions

Certain of Dominion Energy and Virginia Power's derivative instruments contain credit-related contingent provisions. These provisions require Dominion Energy and Virginia Power to provide collateral upon the occurrence of specific events, primarily a credit rating downgrade. If the credit-related contingent features underlying these instruments that are in a liability position and not fully collateralized with cash were fully triggered, Dominion Energy and Virginia Power would have been required to post additional collateral to its counterparties of $140 million and $28 million, respectively, as of December 31, 2022, and $31 million and $22 million, respectively, as of December 31, 2021. The collateral that would be required to be posted includes the impacts of any offsetting asset positions and any amounts already posted for derivatives, non-derivative contracts and derivatives elected under the normal purchases and normal sales exception, per contractual terms. Dominion Energy and Virginia Power had both posted collateral of $72 million at December 31, 2022, and $66 million and $54 million, respectively, at December 31, 2021, related to derivatives with credit-related contingent provisions that are in a liability position and not fully collateralized with cash. In addition, Dominion Energy and Virginia Power had both posted letters of credit as collateral with counterparties covering $20 million of fair value of derivative instruments in a liability position at December 31, 2022. The aggregate fair value of all derivative instruments with credit-related contingent provisions that are in a liability position and not fully collateralized with cash for Dominion Energy and Virginia Power was $212 million and $99 million, respectively, as of December 31, 2022 and $97 million and $76 million, respectively, as of December 31, 2021, which does not include the impact of any offsetting asset positions.

See Note 7 for further information about derivative instruments.